Cover Page Document	Nov. 05, 2026
Document Information [Line Items]
Entity Central Index Key	0000907254
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	SAUL CENTERS, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-12254
Entity Tax Identification Number	52-1833074
Entity Address, Address Line One	7501 Wisconsin Avenue
Entity Address, Address Line Two	Suite 1500E
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	986-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Common Stock, Par Value $0.01 Per Share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Security Exchange Name	NYSE
Trading Symbol	BFS
Depositary Shares each representing 1/100th of a share of 6.125% Series D Cumulative Redeemable Preferred Stock, Par Value $0.01 Per Share
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/100th of a share of 6.125% Series D Cumulative Redeemable Preferred Stock, Par Value $0.01 Per Share
Security Exchange Name	NYSE
Trading Symbol	BFS/PRD
Series E Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/100th of a share of 6.000% Series E Cumulative Redeemable Preferred Stock, Par Value $0.01 Per Share
Security Exchange Name	NYSE
Trading Symbol	BFS/PRE